Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Comp. Table Total for 1st PEO (Clements)	Summary Comp. Table Total for 2nd PEO (Worth)	Summary Comp. Table Total for 3rd PEO (Moynahan)	Summary Comp. Table Total for 4th PEO (Limongelli)	CAP to 1st PEO (Clements)(2)	CAP to 2nd PEO (Worth)(2)	CAP to 3rd PEO (Moynahan)(2)	CAP to 4th PEO (Limongelli)(2)	Average Summary Comp. Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income (000s)	Total Revenue (000s)(4)
Year (1)											Total Share-holder Return	Peer Group Total Share-holder Return(3)
(a)	(b1)	(b2)	(b3)	(b4)	(c1)	(c2)	(c3)	(c4)	(d)	0	(f)	(g)	(h)	(i)
2025	$—	$—	$—	$3,627,046	$—	$—	$—	$(478,273)	$1,448,639	$660,446	$64.05	$258.44	$72,904	$243,180
2024	$—	$—	$1,137,291	$7,116,820	$—	$—	$(3,471,939)	$8,961,820	$880,321	$1,586,083	$89.62	$200.98	$57,082	$243,179
2023	$—	$—	$8,530,215	$—	$—	$—	$1,527,258	$—	$1,188,087	$701,571	$51.82	$147.39	$(29,799)	$235,106
2022	$—	$—	$3,554,030	$—	$—	$—	$(83,597)	$—	$953,533	$817,073	$54.10	$88.54	$(14,334)	$219,006
2021	$4,230,105	$1,837,719	$7,111,207	$—	$(1,288,522)	$1,287,056	$7,179,957	$—	$799,360	$(56,409)	$81.87	$137.86	$(30,584)	$214,481

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote

(1)	The named executive officers included in the tables above are:
Year	PEOs	Other NEOs
2025	Victor Limongelli (CEO)	Jorge Martell (CFO), Lara Mataac (General Counsel), Ashish Jain (CTO)
2024	Matthew Moynahan (former CEO), Victor Limongelli (CEO and former interim CEO)	Jorge Martell (CFO), Lara Mataac (General Counsel), Ashish Jain (CTO)
2023	Matthew Moynahan	Jorge Martell, Lara Mataac
2022	Matthew Moynahan	Jorge Martell, Lara Mataac, Jan Kees van Gaalen (former interim CFO), Steven Worth (former General Counsel)
2021	Scott Clements (former CEO), Steven Worth (former interim CEO), Matthew Moynahan	Mark Hoyt (former CFO), John Bosshart (former interim CFO), Jan Kees van Gaalen
(2)
The following tables describe the adjustments, each of which is prescribed by Item 402(v), to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements and Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 Annual Meeting of Stockholders. All of these revisions resulted in a reduction from the originally published figures.

Peer Group Issuers, Footnote

(3)	The peer group is the Nasdaq Computer Index.

PEO Total Compensation Amount	$ 3,627,046
PEO Actually Paid Compensation Amount	$ (478,273)
Adjustment To PEO Compensation, Footnote
The following tables describe the adjustments, each of which is prescribed by Item 402(v), to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements and Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 Annual Meeting of Stockholders. All of these revisions resulted in a reduction from the originally published figures.
Adjustments to PEO SCT Amounts:

	2025	2024		2023	2022	2021
	PEO (Limongelli)	PEO (Limongelli)	PEO (Moynahan)	PEO (Moynahan)	PEO (Moynahan)	First PEO (Clements)	Second PEO (Worth)	Third PEO (Moynahan)
Adjustments
SCT Amounts	$3,627,046	$7,116,820	$1,137,291	$8,530,215	$3,554,030	$4,230,105	$1,837,719	$7,111,207
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(2,500,021)	$(5,161,000)	$—	$(7,866,015)	$(2,500,000)	$(2,976,700)	$(1,061,101)	$(7,065,625)

Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$1,031,036	$7,006,000	$—	$1,672,569	$1,838,595	$—	$335,527	$7,134,375
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(2,131,002)	$—	$(112,249)	$(872,763)	$(2,805,625)	$—	$(201,400)	$—
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$—	$157,403	$—	$281,295	$—
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(505,332)	$—	$(6,643)	$63,252	$(328,000)	$432,269	$95,016	$—

(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$(4,490,338)	$—	$—	$(2,974,196)	$—	$—
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—	$—	$—	$—
CAP Amounts (as calculated)	$(478,273)	$8,961,820	$(3,471,939)	$1,527,258	$(83,597)	$(1,288,522)	$1,287,056	$7,179,957

Non-PEO NEO Average Total Compensation Amount	$ 1,448,639	$ 880,321	$ 1,188,087	$ 953,533	$ 799,360
Non-PEO NEO Average Compensation Actually Paid Amount	$ 660,446	1,586,083	701,571	817,073	(56,409)
Adjustment to Non-PEO NEO Compensation Footnote
The following tables describe the adjustments, each of which is prescribed by Item 402(v), to calculate the CAP Amounts from the SCT Amounts. Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts. However, the SCT Amounts and aggregate value for stock awards included in the SCT Amounts (the "Stock Award Values") for Mr. Clements and Mr. Worth in 2021 reflect revisions to correct the SCT Amounts and Stock Award Values that were originally published in the Summary Compensation Tables included in the Proxy Statements for the 2022 Annual Meeting of Stockholders. All of these revisions resulted in a reduction from the originally published figures.
Adjustments to SCT Other NEO amounts:*

	2025 Other NEOs	2024 Other NEOs	2023 Other NEOs	2022 Other NEOs	2021 Other NEOs
Adjustments
SCT Amounts	$1,448,639	$880,321	$1,188,087	$953,533	$799,360
(Subtract): Aggregate value for stock awards and option awards included in SCT Amounts for the covered fiscal year	$(857,678)	$(410,518)	$(800,006)	$(525,000)	$(503,419)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	$298,183	$574,249	$302,773	$551,614	$42,556
Add (Subtract): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	$(101,979)	$158,676	$(46,742)	$—	$(6,586)
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	$—	$—	$—	$14,187	$10,251
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	$(126,719)	$383,355	$57,459	$(11,796)	$61,253
(Subtract): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	$—	$—	$—	$(165,464)	$(459,823)
Add: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to vesting if not otherwise included in the total compensation for the covered fiscal year	$—	$—	$—	$—	$—
CAP Amounts (as calculated)	$660,446	$1,586,083	$701,571	$817,073	$(56,409)
*    Amounts presented are averages for the entire group of Other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Total Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Limongelli	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Total Revenue
2025	N/A	N/A	N/A	(105)%	(58)%	(29)%	29%	28%	—%
2024	N/A	N/A	(326)% (6)	N/A	110%	73%	36%	282%	3%
2023	N/A	N/A	* (5)	N/A	(14)%	(4)%	66%	(108)%	7%
2022	N/A	N/A	(101)% (3)	N/A	* (4)	(34)%	(36)%	53%	2%
2021	(139)% (1)	N/A	N/A	N/A	(103)% (2)	(18)%	38%	(461)%	(1)%
* Not meaningful.

(1)
The primary factor causing the decline in Mr. Clements’ CAP Amount in 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(2)
The primary factor causing the decline in the Other NEOs CAP Amount in 2021 was the departure of Mr. Hoyt, who had negative compensation for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(3)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.

(4)
The significant increase in the Other NEOs CAP Amount for 2022 was driven primarily by the negative Other NEOs CAP Amount in 2021, which was due to the impact of Mr. Hoyt’s negative 2021 CAP Amount related to his departure.

(5)	The primary factors causing the significant increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above.
(6)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount in 2024 was his departure in early January 2024, which resulted in negative compensation for Mr. Moynahan for 2024 due to the value of the unvested equity awards he forfeited at his departure.

Due to the significant executive turnover from January 2021 through January 2024, and, to a lesser extent, the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between changes in PEO CAP Amounts as determined under Item 402(v) and the Company’s performance for periods before 2024-2025 (in the case of PEO CAP Amounts) or before 2022-2023 (in the case of Other NEOs CAP Amount). Year-over-year changes in CAP Amounts prior to these periods are described in the footnotes to the table above.
The year-over-year change in Mr. Limongelli's CAP Amount from 2024 to 2025 was directionally consistent with the Company's TSR performance relative to its peer group and, to a lesser extent, with the Company's relative revenue growth for that period. Several Company performance-related factors impacted his CAP Amount in 2025, including low (37.5%) expected attainment for the 2025 LTIP PSUs at the end of 2025 because the Company missed three of its four financial targets under the 2025 LTIP, which reduced the year-end value of his 2025 LTIP PSUs; the lower year-end stock price relative to the end of 2025, which reduced the year-end value of his unvested equity; and the lower payout amount (25%) under the 2025 MIP due to the Company missing the revenue metric under the 2025 MIP. However, the relatively large size of Mr. Limongelli's 2024 new hire equity awards (which is typical for new hire grants) as compared to his 2025 annual grant significantly contributed to the magnitude of the change.
The year-over-year changes in Other NEO CAP Amounts for 2023, 2024 and 2025 were generally consistent with the Company's TSR performance relative to its peer group and with the Company's relative revenue growth and profitability performance for the same periods, as further discussed below.
•In 2023, the Other NEO CAP Amount decreased as compared to 2022, due primarily to the following factors: low (31.25%) expected attainment for the 2023 LTIP PSUs at the end of 2023 because the Company missed the revenue target under the 2023 LTIP, which reduced the year-end value of the 2023 LTIP PSUs; the lower year-end stock price relative to end of 2022, which reduced the value of unvested equity held by the Other NEOs at the end of 2023; and the minimal payout amounts under the 2023 MIP due to the Company missing both of its 2023 MIP financial performance targets.
•In 2024, the Other NEO CAP Amount increased as compared to 2023, due primarily to the following factors: higher expected attainment for the 2024 LTIP PSUs at the end of 2024 because the Company exceeded the financial targets under the 2024 LTIP, which increased the year-end value of the 2024 LTIP PSUs; the significantly higher year-end stock price relative to the end of 2023, which increased the value of unvested equity held by the Other NEOs; and the higher payout amounts for the 2024 MIP due to the Company modestly exceeding its overall 2024 MIP targets.

•In 2025, the Other NEO CAP Amount decreased as compared to 2024, due primarily to the following factors: low (37.5%) expected attainment for the 2025 LTIP PSUs at the end of 2025 since the Company missed three of its four financial targets under the 2025 LTIP, which reduced the year-end value of the 2025 LTIP PSUs; the lower year-end stock price relative to the end of 2025, which reduced the year-end value of unvested equity held by the Other NEOs; and the lower payout amount (25%) under the 2025 MIP due to the Company missing the revenue metric under the 2025 MIP.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 40.

Compensation Actually Paid vs. Net Income
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Total Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Limongelli	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Total Revenue
2025	N/A	N/A	N/A	(105)%	(58)%	(29)%	29%	28%	—%
2024	N/A	N/A	(326)% (6)	N/A	110%	73%	36%	282%	3%
2023	N/A	N/A	* (5)	N/A	(14)%	(4)%	66%	(108)%	7%
2022	N/A	N/A	(101)% (3)	N/A	* (4)	(34)%	(36)%	53%	2%
2021	(139)% (1)	N/A	N/A	N/A	(103)% (2)	(18)%	38%	(461)%	(1)%
* Not meaningful.

(1)
The primary factor causing the decline in Mr. Clements’ CAP Amount in 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(2)
The primary factor causing the decline in the Other NEOs CAP Amount in 2021 was the departure of Mr. Hoyt, who had negative compensation for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(3)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.

(4)
The significant increase in the Other NEOs CAP Amount for 2022 was driven primarily by the negative Other NEOs CAP Amount in 2021, which was due to the impact of Mr. Hoyt’s negative 2021 CAP Amount related to his departure.

(5)	The primary factors causing the significant increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above.
(6)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount in 2024 was his departure in early January 2024, which resulted in negative compensation for Mr. Moynahan for 2024 due to the value of the unvested equity awards he forfeited at his departure.

Due to the significant executive turnover from January 2021 through January 2024, and, to a lesser extent, the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between changes in PEO CAP Amounts as determined under Item 402(v) and the Company’s performance for periods before 2024-2025 (in the case of PEO CAP Amounts) or before 2022-2023 (in the case of Other NEOs CAP Amount). Year-over-year changes in CAP Amounts prior to these periods are described in the footnotes to the table above.
The year-over-year change in Mr. Limongelli's CAP Amount from 2024 to 2025 was directionally consistent with the Company's TSR performance relative to its peer group and, to a lesser extent, with the Company's relative revenue growth for that period. Several Company performance-related factors impacted his CAP Amount in 2025, including low (37.5%) expected attainment for the 2025 LTIP PSUs at the end of 2025 because the Company missed three of its four financial targets under the 2025 LTIP, which reduced the year-end value of his 2025 LTIP PSUs; the lower year-end stock price relative to the end of 2025, which reduced the year-end value of his unvested equity; and the lower payout amount (25%) under the 2025 MIP due to the Company missing the revenue metric under the 2025 MIP. However, the relatively large size of Mr. Limongelli's 2024 new hire equity awards (which is typical for new hire grants) as compared to his 2025 annual grant significantly contributed to the magnitude of the change.
The year-over-year changes in Other NEO CAP Amounts for 2023, 2024 and 2025 were generally consistent with the Company's TSR performance relative to its peer group and with the Company's relative revenue growth and profitability performance for the same periods, as further discussed below.
•In 2023, the Other NEO CAP Amount decreased as compared to 2022, due primarily to the following factors: low (31.25%) expected attainment for the 2023 LTIP PSUs at the end of 2023 because the Company missed the revenue target under the 2023 LTIP, which reduced the year-end value of the 2023 LTIP PSUs; the lower year-end stock price relative to end of 2022, which reduced the value of unvested equity held by the Other NEOs at the end of 2023; and the minimal payout amounts under the 2023 MIP due to the Company missing both of its 2023 MIP financial performance targets.
•In 2024, the Other NEO CAP Amount increased as compared to 2023, due primarily to the following factors: higher expected attainment for the 2024 LTIP PSUs at the end of 2024 because the Company exceeded the financial targets under the 2024 LTIP, which increased the year-end value of the 2024 LTIP PSUs; the significantly higher year-end stock price relative to the end of 2023, which increased the value of unvested equity held by the Other NEOs; and the higher payout amounts for the 2024 MIP due to the Company modestly exceeding its overall 2024 MIP targets.

•In 2025, the Other NEO CAP Amount decreased as compared to 2024, due primarily to the following factors: low (37.5%) expected attainment for the 2025 LTIP PSUs at the end of 2025 since the Company missed three of its four financial targets under the 2025 LTIP, which reduced the year-end value of the 2025 LTIP PSUs; the lower year-end stock price relative to the end of 2025, which reduced the year-end value of unvested equity held by the Other NEOs; and the lower payout amount (25%) under the 2025 MIP due to the Company missing the revenue metric under the 2025 MIP.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 40.

Compensation Actually Paid vs. Company Selected Measure
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Total Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Limongelli	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Total Revenue
2025	N/A	N/A	N/A	(105)%	(58)%	(29)%	29%	28%	—%
2024	N/A	N/A	(326)% (6)	N/A	110%	73%	36%	282%	3%
2023	N/A	N/A	* (5)	N/A	(14)%	(4)%	66%	(108)%	7%
2022	N/A	N/A	(101)% (3)	N/A	* (4)	(34)%	(36)%	53%	2%
2021	(139)% (1)	N/A	N/A	N/A	(103)% (2)	(18)%	38%	(461)%	(1)%
* Not meaningful.

(1)
The primary factor causing the decline in Mr. Clements’ CAP Amount in 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(2)
The primary factor causing the decline in the Other NEOs CAP Amount in 2021 was the departure of Mr. Hoyt, who had negative compensation for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(3)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.

(4)
The significant increase in the Other NEOs CAP Amount for 2022 was driven primarily by the negative Other NEOs CAP Amount in 2021, which was due to the impact of Mr. Hoyt’s negative 2021 CAP Amount related to his departure.

(5)	The primary factors causing the significant increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above.
(6)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount in 2024 was his departure in early January 2024, which resulted in negative compensation for Mr. Moynahan for 2024 due to the value of the unvested equity awards he forfeited at his departure.

Due to the significant executive turnover from January 2021 through January 2024, and, to a lesser extent, the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between changes in PEO CAP Amounts as determined under Item 402(v) and the Company’s performance for periods before 2024-2025 (in the case of PEO CAP Amounts) or before 2022-2023 (in the case of Other NEOs CAP Amount). Year-over-year changes in CAP Amounts prior to these periods are described in the footnotes to the table above.
The year-over-year change in Mr. Limongelli's CAP Amount from 2024 to 2025 was directionally consistent with the Company's TSR performance relative to its peer group and, to a lesser extent, with the Company's relative revenue growth for that period. Several Company performance-related factors impacted his CAP Amount in 2025, including low (37.5%) expected attainment for the 2025 LTIP PSUs at the end of 2025 because the Company missed three of its four financial targets under the 2025 LTIP, which reduced the year-end value of his 2025 LTIP PSUs; the lower year-end stock price relative to the end of 2025, which reduced the year-end value of his unvested equity; and the lower payout amount (25%) under the 2025 MIP due to the Company missing the revenue metric under the 2025 MIP. However, the relatively large size of Mr. Limongelli's 2024 new hire equity awards (which is typical for new hire grants) as compared to his 2025 annual grant significantly contributed to the magnitude of the change.
The year-over-year changes in Other NEO CAP Amounts for 2023, 2024 and 2025 were generally consistent with the Company's TSR performance relative to its peer group and with the Company's relative revenue growth and profitability performance for the same periods, as further discussed below.
•In 2023, the Other NEO CAP Amount decreased as compared to 2022, due primarily to the following factors: low (31.25%) expected attainment for the 2023 LTIP PSUs at the end of 2023 because the Company missed the revenue target under the 2023 LTIP, which reduced the year-end value of the 2023 LTIP PSUs; the lower year-end stock price relative to end of 2022, which reduced the value of unvested equity held by the Other NEOs at the end of 2023; and the minimal payout amounts under the 2023 MIP due to the Company missing both of its 2023 MIP financial performance targets.
•In 2024, the Other NEO CAP Amount increased as compared to 2023, due primarily to the following factors: higher expected attainment for the 2024 LTIP PSUs at the end of 2024 because the Company exceeded the financial targets under the 2024 LTIP, which increased the year-end value of the 2024 LTIP PSUs; the significantly higher year-end stock price relative to the end of 2023, which increased the value of unvested equity held by the Other NEOs; and the higher payout amounts for the 2024 MIP due to the Company modestly exceeding its overall 2024 MIP targets.

•In 2025, the Other NEO CAP Amount decreased as compared to 2024, due primarily to the following factors: low (37.5%) expected attainment for the 2025 LTIP PSUs at the end of 2025 since the Company missed three of its four financial targets under the 2025 LTIP, which reduced the year-end value of the 2025 LTIP PSUs; the lower year-end stock price relative to the end of 2025, which reduced the year-end value of unvested equity held by the Other NEOs; and the lower payout amount (25%) under the 2025 MIP due to the Company missing the revenue metric under the 2025 MIP.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 40.

Total Shareholder Return Vs Peer Group
The following table summarizes year over year changes in CAP Amounts, Company and Peer Group TSR, Net Income, and Total Revenue.

	Change in CAP Amount to Clements	Change in CAP Amount to Worth	Change in CAP Amount to Moynahan	Change in CAP Amount to Limongelli	Change in CAP Amount to Other NEOs	Change in Company TSR	Change in Peer Group TSR	Change in Net Income	Change in Total Revenue
2025	N/A	N/A	N/A	(105)%	(58)%	(29)%	29%	28%	—%
2024	N/A	N/A	(326)% (6)	N/A	110%	73%	36%	282%	3%
2023	N/A	N/A	* (5)	N/A	(14)%	(4)%	66%	(108)%	7%
2022	N/A	N/A	(101)% (3)	N/A	* (4)	(34)%	(36)%	53%	2%
2021	(139)% (1)	N/A	N/A	N/A	(103)% (2)	(18)%	38%	(461)%	(1)%
* Not meaningful.

(1)
The primary factor causing the decline in Mr. Clements’ CAP Amount in 2021 was his termination during 2021, which resulted in negative compensation for Mr. Clements for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(2)
The primary factor causing the decline in the Other NEOs CAP Amount in 2021 was the departure of Mr. Hoyt, who had negative compensation for 2021 due to the value of the unvested equity awards he forfeited at his departure.

(3)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount for 2022 was general negative stock market trends during 2022, rather than factors specific to the Company’s performance. The Company’s lower stock price at the end of 2021 relative to the end of 2022 significantly influenced the calculation of Mr. Moynahan’s CAP Amount under Item 402(v), even though the Company’s TSR decline during 2022 was slightly smaller than the peer group TSR decline.

(4)
The significant increase in the Other NEOs CAP Amount for 2022 was driven primarily by the negative Other NEOs CAP Amount in 2021, which was due to the impact of Mr. Hoyt’s negative 2021 CAP Amount related to his departure.

(5)	The primary factors causing the significant increase in Mr. Moynahan's CAP Amount for 2023 were the time-based RSUs granted to him in February 2023 and the impact of his negative CAP amount in 2022, which was driven largely by general 2022 stock market trends, as noted above.
(6)
The primary factor causing the decline in Mr. Moynahan’s CAP Amount in 2024 was his departure in early January 2024, which resulted in negative compensation for Mr. Moynahan for 2024 due to the value of the unvested equity awards he forfeited at his departure.

Due to the significant executive turnover from January 2021 through January 2024, and, to a lesser extent, the impact of general stock market trends during 2022 that were largely unrelated to the Company’s performance, we do not believe there is a meaningful correlation between changes in PEO CAP Amounts as determined under Item 402(v) and the Company’s performance for periods before 2024-2025 (in the case of PEO CAP Amounts) or before 2022-2023 (in the case of Other NEOs CAP Amount). Year-over-year changes in CAP Amounts prior to these periods are described in the footnotes to the table above.
The year-over-year change in Mr. Limongelli's CAP Amount from 2024 to 2025 was directionally consistent with the Company's TSR performance relative to its peer group and, to a lesser extent, with the Company's relative revenue growth for that period. Several Company performance-related factors impacted his CAP Amount in 2025, including low (37.5%) expected attainment for the 2025 LTIP PSUs at the end of 2025 because the Company missed three of its four financial targets under the 2025 LTIP, which reduced the year-end value of his 2025 LTIP PSUs; the lower year-end stock price relative to the end of 2025, which reduced the year-end value of his unvested equity; and the lower payout amount (25%) under the 2025 MIP due to the Company missing the revenue metric under the 2025 MIP. However, the relatively large size of Mr. Limongelli's 2024 new hire equity awards (which is typical for new hire grants) as compared to his 2025 annual grant significantly contributed to the magnitude of the change.
The year-over-year changes in Other NEO CAP Amounts for 2023, 2024 and 2025 were generally consistent with the Company's TSR performance relative to its peer group and with the Company's relative revenue growth and profitability performance for the same periods, as further discussed below.
•In 2023, the Other NEO CAP Amount decreased as compared to 2022, due primarily to the following factors: low (31.25%) expected attainment for the 2023 LTIP PSUs at the end of 2023 because the Company missed the revenue target under the 2023 LTIP, which reduced the year-end value of the 2023 LTIP PSUs; the lower year-end stock price relative to end of 2022, which reduced the value of unvested equity held by the Other NEOs at the end of 2023; and the minimal payout amounts under the 2023 MIP due to the Company missing both of its 2023 MIP financial performance targets.
•In 2024, the Other NEO CAP Amount increased as compared to 2023, due primarily to the following factors: higher expected attainment for the 2024 LTIP PSUs at the end of 2024 because the Company exceeded the financial targets under the 2024 LTIP, which increased the year-end value of the 2024 LTIP PSUs; the significantly higher year-end stock price relative to the end of 2023, which increased the value of unvested equity held by the Other NEOs; and the higher payout amounts for the 2024 MIP due to the Company modestly exceeding its overall 2024 MIP targets.

•In 2025, the Other NEO CAP Amount decreased as compared to 2024, due primarily to the following factors: low (37.5%) expected attainment for the 2025 LTIP PSUs at the end of 2025 since the Company missed three of its four financial targets under the 2025 LTIP, which reduced the year-end value of the 2025 LTIP PSUs; the lower year-end stock price relative to the end of 2025, which reduced the year-end value of unvested equity held by the Other NEOs; and the lower payout amount (25%) under the 2025 MIP due to the Company missing the revenue metric under the 2025 MIP.
For discussion of how our Compensation Committee seeks to align pay with performance when making compensation decisions, please review “Compensation Discussion and Analysis” beginning on page 40.

Tabular List, Table

Total Revenue
2025 Adjusted EBITDA*
Rule of 40 Attainment**
Stock Price

Total Shareholder Return Amount	$ 64.05	89.62	51.82	54.10	81.87
Peer Group Total Shareholder Return Amount	258.44	200.98	147.39	88.54	137.86
Net Income (Loss)	$ 72,904,000	$ 57,082,000	$ (29,799,000)	$ (14,334,000)	$ (30,584,000)
Company Selected Measure Amount	243,180,000	243,179,000	235,106,000	219,006,000	214,481,000
PEO Name	Victor Limongelli		Matthew Moynahan	Matthew Moynahan
Additional 402(v) Disclosure
The following tables and related disclosures provide information about (i) the “total compensation” of our principal executive officers (the “PEOs”) and our other named executive officers (the “Other NEOs”) as presented in the Summary Compensation Table on page 50 (the “SCT Amounts”), (ii) the “compensation actually paid” to our PEOs and our Other NEOs, as calculated pursuant to the SEC’s pay-versus-performance rules (the “CAP Amounts”), (iii) certain financial performance measures, and (iv) the relationship of the CAP Amounts to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K (“Item 402(v)”) under the Exchange Act. The CAP Amounts do not reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable years but instead are amounts determined in accordance with Item 402(v). CAP Amounts are influenced by numerous factors, including but not limited to, the timing of new grant issuances and outstanding grant vesting; executive departures and new hires; share price volatility; and general stock market trends during the fiscal year. The Compensation Committee does not utilize CAP Amounts as the basis for making compensation decisions. For information on how the Compensation Committee assessed the Company’s performance and established compensation for the NEOs, see “Compensation Discussion and Analysis” in this Proxy Statement and in the proxy statements for 2021, 2022, 2023, 2024 and 2025.
During the five-year period from January 1, 2021 to December 31, 2025, we had a total of four different PEOs (Victor Limongelli, Matthew Moynahan, Steven Worth and Scott Clements). Mr. Worth served as interim CEO from Mr. Clements’ departure on August 2, 2021 until Mr. Moynahan’s hire on November 29, 2021 and Mr. Limongelli served as interim CEO from January 4, 2024 until his appointment as President and CEO on July 31, 2024.

(4)
Total Revenue was determined to be the most important financial performance measure linking “compensation actually paid” to the Company’s performance for 2025 and therefore was selected as the 2025 “company selected measure” as defined in Item 402(v). Total Revenue and how it is used in our incentive programs is discussed in the Compensation Discussion and Analysis beginning on page 40.

The following table lists the four financial performance measures that, in our assessment, represent the most important performance measures we use to link the CAP Amounts for our named executive officers for 2025 (our most recently completed fiscal year) to Company performance. There are four measures for both the PEO and the other NEOs. Of these measures, we have identified Total Revenue as the most important of our financial performance measures to link CAP Amounts for our executives for 2025 to company performance.
* As defined in “Compensation Discussion & Analysis – Annual Cash Incentive Compensation”
**As defined in “Compensation Discussion & Analysis – Long Term Incentive Compensation”

Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	2025 Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Rule of 40 Attainment
Measure:: 4
Pay vs Performance Disclosure
Name	Stock Price
Limongelli [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,627,046	$ 7,116,820
PEO Actually Paid Compensation Amount	(478,273)	$ 8,961,820
PEO Name		Victor Limongelli
Moynahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 1,137,291	$ 8,530,215	$ 3,554,030	$ 7,111,207
PEO Actually Paid Compensation Amount		$ (3,471,939)	1,527,258	(83,597)	$ 7,179,957
PEO Name		Matthew Moynahan			Matthew Moynahan
Clements [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 4,230,105
PEO Actually Paid Compensation Amount					$ (1,288,522)
PEO Name					Scott Clements
Worth [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,837,719
PEO Actually Paid Compensation Amount					$ 1,287,056
PEO Name					Steven Worth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,500,021)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,031,036
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,131,002)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(505,332)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Limongelli [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (5,161,000)
PEO | Limongelli [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,006,000
PEO | Limongelli [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Limongelli [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Limongelli [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Limongelli [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Limongelli [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Moynahan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	(7,866,015)	(2,500,000)	$ (7,065,625)
PEO | Moynahan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	1,672,569	1,838,595	7,134,375
PEO | Moynahan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(112,249)	(872,763)	(2,805,625)	0
PEO | Moynahan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	157,403	0
PEO | Moynahan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,643)	63,252	(328,000)	0
PEO | Moynahan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,490,338)	0	0	0
PEO | Moynahan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0	0
PEO | Clements [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,976,700)
PEO | Clements [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Clements [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Clements [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Clements [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					432,269
PEO | Clements [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,974,196)
PEO | Clements [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Worth [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,061,101)
PEO | Worth [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					335,527
PEO | Worth [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(201,400)
PEO | Worth [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					281,295
PEO | Worth [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					95,016
PEO | Worth [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Worth [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(857,678)	(410,518)	(800,006)	(525,000)	(503,419)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	298,183	574,249	302,773	551,614	42,556
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(101,979)	158,676	(46,742)	0	(6,586)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	14,187	10,251
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,719)	383,355	57,459	(11,796)	61,253
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(165,464)	(459,823)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0